Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Yoshitsu Co., Ltd
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	36,250,054
Amendment Flag	false
Entity Central Index Key	0001836242
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41181
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	Harumi Building
Entity Address, Address Line Two	2-5-9 Kotobashi
Entity Address, Address Line Three	Sumida-Ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	130-0022
Entity Address, Country	JP
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs llp
Auditor Location	New York, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	Harumi Building
Entity Address, Address Line Two	2-5-9 Kotobashi
Entity Address, Address Line Three	Sumida-Ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	130-0022
Entity Address, Country	JP
Contact Personnel Name	Mei Kanayama
City Area Code	+81
Local Phone Number	356250668
Contact Personnel Email Address	ky@ystbek.co.jp
Auditor 2022
Document Information Line Items
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York
American depositary shares, each representing one ordinary share
Document Information Line Items
Trading Symbol	TKLF
Title of 12(b) Security	American depositary shares, each representing one ordinary share
Security Exchange Name	NASDAQ
Ordinary shares
Document Information Line Items
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true